Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) loan_class portfolio_segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loan portfolio segments | portfolio_segment	2
Reasonable and supportable period for allowance for credit loss	3 years
Capitalized Software
Accounts, Notes, Loans and Financing Receivable [Line Items]
Intangible asset estimated useful life	5 years
Minimum | Capitalized Software
Accounts, Notes, Loans and Financing Receivable [Line Items]
Intangible asset estimated useful life	3 years
Maximum | Capitalized Software
Accounts, Notes, Loans and Financing Receivable [Line Items]
Intangible asset estimated useful life	7 years
Retail assets | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lessor lease terms	5 years
Buildings | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment useful life	40 years
Furniture and equipment | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment useful life	3 years
Furniture and equipment | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment useful life	25 years
Pension Plans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unrealized difference between actual experience and expected returns on plan assets. recognition period for active participants	15 years
Unrealized difference between actual experience and expected returns on plan assets. recognition period for inactive participants	30 years
Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan modification amortization period	60 months
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loan portfolio classes	2
Loan threshold when individually evaluated for allowance calculation | $	$ 5
Threshold period to be placed on nonaccrual status	90 days
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loan portfolio classes	2
Loan modification amortization period	60 months
Consumer | Residential Mortgages and Other Retail Loans Secured by 1-4 Family Properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period for charge-off to fair value of collateral less costs to sell	180 days
Consumer | Residential Mortgages Loans and Junior Liens Secured by 1-4 Family Properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period to be placed on nonaccrual status	120 days
Consumer | First Lien
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period to be placed on nonaccrual status	180 days
Consumer | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for charge-off	180 days
Consumer | Other Retail Loans not Secured by 1-4 Family Properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for charge-off	120 days
Consumer | Revolving Consumer Lines
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for charge-off	180 days